EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED
	December 31, 2021	December 31, 2020

Basic EPS
Net Loss	$(2,998,644)	$(1,602,303)
Weighted Average Shares	8,940,368	6,464,862
Basic Loss Per Share	$(0.34)	$(0.25)